MATERIAL ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2023
MATERIAL ACCOUNTING POLICIES
Description of lease	lease term of 12 months or less
Description of claims	Both entities together hold 1,840 claims comprising the Pebble Project
Remaining interest	80.00%
Percent Owned	20.00%